UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

Form 13F File Number: 028-11215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Douglas Troob
Title:            Managing Member
Phone:            (914) 694-5777

Signature, Place, and Date of Signing:

     /s/ Douglas Troob          White Plains, New York        May  12, 2008
     -----------------          ----------------------        --------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $15,402 (thousands)


List of Other Included Managers:

   None.


                                                            FORM 13F

QTR ENDED: 3/31/08                 Name of Reporting Managers:       Troob Capital Management (Offshore) LLC       (SEC USE ONLY)

        Item 1:            Item 2:       Item3:     Item 4:             Item 5:          Item 6:   Item 7:           Item 8:
     Name of Issuer     Title of Class   CUSIP     Fair Market   Shares or             Investment   Other        Voting Authority
                                                     Value       Principal   Sh/ Put/  Discretion  Managers    (a)      (b)    (c)
                                                   (x $1000)     Amount      Prn Call                          Sole   Shared  None
Aventine Renewable Energy     COM        05356X403      42           8,000   SH          Sole                      8,000
Bon-Ton Stores                COM        09776J101   1,190         217,471   SH          Sole                    217,471
Constar International Inc New COM        21036U107   1,396         532,677   SH          Sole                    532,677
Graphic Packaging Corp        COM        388689101      41          14,071   SH          Sole                     14,071
Hayes Lemmerz Intl            COM NEW    420781304  10,949       3,924,529   SH          Sole                  3,924,529
Huntsman Corp                 COM        447011957      32             296   SH  Puts    Sole                        296
IShares Russell 2000          COM        464287905     160           1,500   SH  Calls   Sole                      1,500
IShares Russell 2000          COM        464287955     355           1,967   SH  Puts    Sole                      1,967
Pep Boys Manny Moe & Jack     COM        713278909       5             688   SH  Calls   Sole                        688
Rite Aid Corporation          COM        767754104     532         181,100   SH          Sole                    181,100
Six Flags Inc                 COM        83001P109     448         273,372   SH          Sole                    273,372
Young Broadcasting Inc        CL A       987434107     252         331,300   SH          Sole                    331,300

                                        Value:      15,402

                                        Count:          12